As filed with the Securities and Exchange Commission on November 5, 2013

File No. 333-188060

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 1
(Check appropriate box or boxes)

AQUILA FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

(212) 697-6666
(Area Code and Telephone Number)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Diana P. Herrmann
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and Address of Agent for Service)

Copy to: Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of beneficial interest of Aquila Three Peaks Opportunity Growth Fund, a series of the Registrant.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

This filing will become effective on November 5, 2013, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A - Prospectus/Proxy Statement and Part B - Statement of Additional Information are incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on June 14, 2013.

PART C

OTHER INFORMATION
AQUILA FUNDS TRUST

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Aquila Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos.2-79722 and 811-3578), as filed with the Securities and Exchange Commission on September 30, 2013 (Accession No. 0000707800-13-000114), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Supplemental Declaration of Trust	(4)
(2)(a)	By-Laws	(2)
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	(*)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)(a)	Advisory and Administration Agreement	(4)
(6)(b)	Sub-Advisory Agreement	(4)
(6)(c)	Expense Limitation and Recoupment Agreement	(7)
(7)(a)	Distribution Agreement	(4)
(7)(b)	Anti-Money Laundering Amendment to Distribution Agreement	(4)
(7)(c)	Form of Sales Agreement for Brokerage Firms	(1)
(7)(d)	Form of Sales Agreement for Financial Institutions	(1)
(8)	Not applicable
(9)(a)	Custody Agreement	(4)
(10)(a)	Distribution Plan	(4)
(10)(b)	Shareholder Services Plan	(4)
(10)(c)	Plan pursuant to Rule 18f-3 under the 1940 Act	(4)
(11)	Opinion of Counsel (legality of securities being offered)	(6)
(12)	Final opinion as to tax matters and consent	(**)
(13)(a)	Shareholder Services Agreement	(4)
(13)(b)	Transfer Agency Agreement	(4)
(13)(c)	Anti-Money Laundering Amendment to Transfer Agency Agreement	(4)
(14)	Consent of Independent Registered Public Accounting Firm	(6)
(15)	Not applicable
(16)	Powers of Attorney	(4)
(17)(a)	Code of Ethics of the Trust	(2)
(17)(b)	Code of Ethics of the Manager and the Distributor	(3)
(17)(c)	Code of Ethics of the Sub-Adviser	(2)
(17)(d)	Proxy Card	(5)
(17)(e)	Prospectus of Aquila Three Peaks Opportunity Growth Fund dated April 25, 2013, and Statement of Additional Information of Aquila Three Peaks Opportunity Growth Fund dated April 25, 2013	(4)
(17)(f)	Annual Report of Aquila Three Peaks Opportunity Growth Fund , for the fiscal year ended December 31, 2012	(4)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-79722 and 811-3578) as filed with the Securities and Exchange Commission (the "SEC") on June 1, 2006 (Accession No. 0000707800-06-000021).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-79722 and 811-3578) as filed with the SEC on April 27, 2007 (Accession No. 0000707800-07-000006).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-79722 and 811-3578) as filed with the SEC on April 28, 2011 (Accession No. 0000707800-11-000008).

(4)   Previously filed.  Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-14 (File No. 333-188060) as filed with  the SEC on April 22, 2013 (Accession No. 0000707800-13-000017).

(5)  Previously filed.  Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-188060) as filed with the SEC on June 4, 2013 (Accession No. 0000707800-13-000066).

(6)  Previously filed.  Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 (File No. 333-188060) as filed with the SEC on June 14, 2013 (Accession No. 0000707800-13-000072).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-79722 and 811-3578) as filed with the SEC on September 30, 2013 (Accession No. 0000707800-13-000114).

(*)   Attached as Exhibit A to the Proxy Statement/Prospectus

(**)  Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 5th day of November, 2013.

AQUILA FUNDS TRUST
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Diana P. Herrmann	Trustee and President	November 5, 2013
Diana P. Herrmann
/s/ Tucker Hart Adams*	Trustee	November 5, 2013
Tucker Hart Adams
/s/ John M. Burlingame*	Trustee	November 5, 2013
John M. Burlingame
/s/ Gary C. Cornia*	Trustee	November 5, 2013
Gary C. Cornia
/s/ Grady Gammage, Jr.*	Trustee	November 5, 2013
Grady Gammage, Jr.
/s/ Theodore T. Mason*	Trustee	November 5, 2013
Theodore T. Mason /s/ Glenn P. O’Flaherty *	Chair of the Board of Trustees	November 5, 2013
Glenn P. O’Flaherty
/s/ Russell K. Okata *	Trustee	November 5, 2013
Russell K. Okata
/s/ John J. Partridge*	Trustee	November 5, 2013
John J. Partridge
/s/ Joseph P. DiMaggio	Chief Financial Officer and Treasurer	November 5, 2013
Joseph P. DiMaggio

* By:                            /s/ Diana P. Herrmann
                Diana P. Herrmann, Attorney-in-Fact

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.	Description
(12)	Final opinion as to tax matters and consent	(**)